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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [ ]; Amendment Number:
                                               --------
This Amendment (Check only one.):   [ ] is a restatement
                                    [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Legacy Capital Management
Address:   3741 Douglas Blvd. Suite 320
           Roseville, CA 95661

Form 13F File Number: 28-12424
                          ------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    James F. McCarthy IV
Title:   Chief Compliance Officer
Phone:   916-783-6200

Signature, Place, and Date of Signing:


James F McCarthy          Roseville, CA        May 17, 2010
---------------------  --------------------   --------------
(Signature)              (City, State)            (Date)






Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




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                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
                                        ------------------
Form 13F Information Table Entry Total:       62
                                        ------------------
Form 13F Information Table Value Total:      56,730
                                        ------------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE



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
Column 1                   Column 2 Column 3      Column 4 Column 5          Column 6 Column 7 Column 8
      Name of Issuer       Title of     Cusip      Value   SHARES/ SH/PRNPUT/ INVSTMT   OTHER   VOTING   AUTH
                             Class                (X$1000) PRN AMT       CALL DSCRETN MANAGERS   SOLE   SHAREDNONE
3M Company                 COM      88579Y101            33     400  SH        SOLE                  400
ATP Oil & Gas              COM      00208J108          3543  188398  SH        SOLE               188398
Aaron's Inc.               COM      002535201          1668   50045  SH        SOLE                50045
Abbott Laboratories        COM      002824100          3753   71242  SH        SOLE                71242
Apple Computer Inc.        COM      037833100           101     432  SH        SOLE                  432
Arris Group Inc.           COM      04269Q100          2249  187335  SH        SOLE               187335
Atwood Oceanics            COM      050095108          2455   70910  SH        SOLE                70910
BP PLC ADS                 COM      055622104           240    4211  SH        SOLE                 4211
Bank of Commerce Holdings  COM      06424J103            51   10800  SH        SOLE                10800
Baxter International       COM      071813109             7     132  SH        SOLE                  132
Becton Dickinson           COM      075887109          1421   18055  SH        SOLE                18055
Bristol-Myers Squibb       COM      110122108            85    3200  SH        SOLE                 3200
Bunge Ltd.                 COM      G16962105          1381   22410  SH        SOLE                22410
CVS Caremark Corp.         COM      126650100          1658   45365  SH        SOLE                45365
Celgene Corp.              COM      151020104          1445   23330  SH        SOLE                23330
Chevron Corp               COM      166764100          1286   16970  SH        SOLE                16970
Cisco Systems Inc.         COM      17275R102            25     964  SH        SOLE                  964
Clorox Company             COM      189054109           141    2200  SH        SOLE                 2200
Coca-Cola Company          COM      191216100            76    1393  SH        SOLE                 1393
DuPont de Nemour           COM      263534109           172    4628  SH        SOLE                 4628
Eli Lilly                  COM      532457108          1457   40240  SH        SOLE                40240
Energizer Holdings I       COM      29266R108            12     200  SH        SOLE                  200
Exxon Mobil Corporati      COM      30231G102          1055   15764  SH        SOLE                15764
FLIR Systems               COM      302445101          1604   56925  SH        SOLE                56925
Frontier Comm.             COM      35906A108          1344  180725  SH        SOLE               180725
General Electric Co        COM      369604103           202   11101  SH        SOLE                11101
Genzyme Corp.              COM      372917104          2413   46560  SH        SOLE                46560
Goldman Sachs Group Inc    COM      38141G104            27     164  SH        SOLE                  164
Granite Construction       COM      387328107          1350   44700  SH        SOLE                44700
HCP Inc Com                COM      40414L109            25     780  SH        SOLE                  780
Henry Schein Inc.          COM      806407102          1496   25410  SH        SOLE                25410
Hershey Foods Corp.        COM      427866108            42    1000  SH        SOLE                 1000
IBM Corp                   COM      459200101            66     522  SH        SOLE                  522
Intel Corporation          COM      458140100            21     964  SH        SOLE                  964
JPMorgan Chase & Co        COM      46625H100           111    2500  SH        SOLE                 2500
Jacobs Engineering Group, ICOM      469814107          1696   37550  SH        SOLE                37550
Johnson & Johnson          COM      478160104          1119   17171  SH        SOLE                17171
Juniper Networks           COM      48203R104          1588   51765  SH        SOLE                51765
Kimberly-Clark Corp.       COM      494368103           110    1750  SH        SOLE                 1750
Manulife Financial Co      COM      56501R106            31    1600  SH        SOLE                 1600
McDonalds Corporatio       COM      580135101            11     170  SH        SOLE                  170
Medtronic Inc.             COM      585055106            54    1200  SH        SOLE                 1200
Merck & Co. Inc.           COM      589331107           602   16125  SH        SOLE                16125
Microsoft Corporation      COM      594918104            43    1480  SH        SOLE                 1480
Nucor Corporation          COM      670346105          1541   33960  SH        SOLE                33960
Occidental Petroleum       COM      674599105            25     300  SH        SOLE                  300
PT Ultrashort S&P 500      COM      74347R883          1988   64170  SH        SOLE                64170
Parexel Intl Corp          COM      699462107          3268  140235  SH        SOLE               140235
Pfizer Inc.                COM      717081103            63    3705  SH        SOLE                 3705
Procter & Gamble Co.       COM      742718109           281    4450  SH        SOLE                 4450
Reliance Steel             COM      759509102          2295   46635  SH        SOLE                46635
Research in Motion Ltd.    COM      760975102          2314   31285  SH        SOLE                31285
Safeway Inc.               COM      786514208          1505   60565  SH        SOLE                60565
Stericycle Inc.            COM      858912108            14     264  SH        SOLE                  264
T Rowe Price Group Inc     COM      74144T108           293    5332  SH        SOLE                 5332
Target Corporation         COM      87612E106            26     500  SH        SOLE                  500
Unitedhealth Group, Inc.   COM      91324p102            55    1700  SH        SOLE                 1700
Verizon                    COM      92343V104          2029   65440  SH        SOLE                65440
Vodafone Group PLC         COM      92857W209            65    2827  SH        SOLE                 2827
WMS Industries Inc         COM      929297109          1380   32920  SH        SOLE                32920
Wal-Mart Stores Inc.       COM      931142103            18     340  SH        SOLE                  340
Weatherford Intl Ltd       COM      H27013103          1270   80115  SH        SOLE                80115